Shareholder Report, Average Annual Return (Details)	9 Months Ended
Jun. 30, 2024
Without Sales Load [Member] | C000244569
Average Annual Return [Line Items]
Average Annual Return, Percent	18.84%
Without Sales Load [Member] | C000244570
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
Without Sales Load [Member] | C000244571
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%
MSCI EAFE Index (Regulatory Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.63%
Russell 3000 Index (Regulatory Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%
Russell 1000 Index (Regulatory Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	29.88%
MSCI EAFE Value Index (Performance Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.65%
Brandes International ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	19.16%
Russell 2500 Value Index (Performance Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%
Brandes U.S. Small-Mid Cap Value ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%
Russell 1000 Value Index (Performance Benchmark)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%
Brandes U.S. Value ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%